Other financial assets and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
IFRS Text Block [Abstract]
Summary of detailed information about other financial assets and other noncurrent assets

	As of December 31,
in €‘000	2023	2022
Loans receivable (net of expected credit loss)	1,354	1,473
Deposits	2,150	1,650
Equity investments	6,346	2,820
Other financial assets	1,956	3,198
Prepayment non-current	—	35,304
Total	11,806	44,445

Summary of the composition and movements of loans receivable

Composition and movements of loan receivables
	Loans
in €‘000	non-current	Loans current	Total
Balance as of January 1, 2022	1,201	567	1,768
Collection of loans receivable	—	(208)	(208)
Interest	272	18	290
Income	—	5	5
Others	—	(23)	(23)
Balance as of December 31, 2022	1,473	359	1,832
Issuance loans receivable	—	935	935
Write-off loans receivable	—	(935)	(935)
Collection of loans receivable	—	(41)	(41)
Interest	—	—	—
Income	—	—	—
Others	(119)	(8)	(127)
Balance as of December 31, 2023	1,354	310	1,664